Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 2,043	$ 291	¥ 2,872
Impairment of property	¥ 1,896		¥ 1,896